Average Annual Total Returns - AST Multi-Sector Fixed Income Portfolio	No Share Class 1 Year	No Share Class 5 Years	No Share Class Since Inception	No Share Class InceptionDate	Bloomberg Barclays US Long Corporate Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays US Long Corporate Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays US Long Corporate Index (reflects no deduction for fees, expenses or taxes) Since Inception		Blended Index (reflects no deduction for fees, expenses or taxes) 1 Year	Blended Index (reflects no deduction for fees, expenses or taxes) 5 Years	Blended Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	12.65%	8.38%	5.81%	Feb. 25, 2013	13.94%	10.25%	7.16%	[1]	11.64%	8.47%	5.92%	[1]

[1]	Since Inception returns for the Indices are measured from the month-end closest to the inception date.